Unaudited Condensed Consolidated Statements of Operations and Other Comprehensive Loss	6 Months Ended
	Dec. 31, 2025 MYR (RM) RM / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 MYR (RM) RM / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Profit or loss [abstract]
Revenue	RM 150,400,000	$ 36,998,770	RM 82,650,000	$ 18,448,661
Cost of sale	(148,529,450)	(36,538,610)	(79,900,000)	(17,834,821)
Gross profit	1,870,550	460,160	2,750,000	613,840
Other income	455,090	111,953	619,473	138,275
Administrative expenses	(16,594,190)	(4,082,212)	(26,602,513)	(5,938,061)
Other operating expenses	(1,378)	(339)	(5,221,430)	(1,165,498)
Finance costs	(4,633)	(1,140)	(2,828)	(631)
Loss before tax	(14,274,561)	(3,511,578)	(28,457,298)	(6,352,075)
Tax (expense)/credit	(403,270)	(99,205)	920,864	205,550
Loss for the financial period	(14,677,831)	(3,610,783)	(27,536,434)	(6,146,525)
Items that may be reclassified subsequently to profit or loss:
Loss on foreign currency translation	(1,099,893)	(270,576)	(1,132,747)	(252,845)
Total comprehensive loss for the financial period	(15,777,724)	(3,881,359)	(28,669,181)	(6,399,370)
Loss for the financial period attributable to:
Owners of the Company	(14,677,831)	(3,610,783)	(27,536,434)	(6,146,525)
Non-controlling interests
(Loss)/Profit for the financial year	(14,677,831)	(3,610,783)	(27,536,434)	(6,146,525)
Total comprehensive loss attributable to:
Owners of the Company	(15,777,724)	(3,881,359)	(28,669,181)	(6,399,370)
Non-controlling interests
Profit for the financial year	RM (15,777,724)	$ (3,881,359)	RM (28,669,181)	$ (6,399,370)
Weighted average shares outstanding:
Basic (in Shares)	1,765,256	1,765,256	1,765,256	1,765,256
Diluted (in Shares)	1,765,256	1,765,256	1,765,256	1,765,256
Loss per share attributable to Owners of the Company:
Basic (in Dollars per share and Ringgits per share) | (per share)	RM (8.31)	$ (2.04)	RM (15.6)	$ (3.45)
Diluted (in Dollars per share and Ringgits per share) | (per share)	RM (8.31)	$ (2.04)	RM (15.6)	$ (3.45)